Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision (Benefit) for Income Taxes [Line Items]
Federal
State and local					8,900
Total current provision					8,900
Federal					(814,350)
State and local					(183,352)
Total deferred benefit					(997,702)
Total benefit	$ 48,752	$ (44,146)	$ 385,258	$ (235,352)	$ (988,802)